Accumulated Deficit During Development Stage (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Accumulated Deficit During Development Stage [Abstract]
Balance at beginning of year	$ (129,583,125)	$ 122,648,452	$ 124,875,182
Net loss for the year	(12,337,830)	(8,265,737)	(7,542,076)
Reclassify expired options from contributed equity			(2,701,644)
Reclassify expired options from reserves	(684,117)	(1,331,064)	(5,098,165)
Reclassify expired options/warrants from reserves			(1,968,997)
Balance at end of year	$ (141,236,838)	$ (129,583,125)	$ 122,648,452